DEBT - Fresnillo Obligation (Details) - Fresnillo obligation - Layback Agreement - USD ($)			12 Months Ended
	Dec. 01, 2022	Feb. 22, 2021	Dec. 31, 2023	Dec. 31, 2022
DEBT
Consideration for right to mine			$ 62,800,000
Notional amount			0	$ 22,800,000
Percentage of interest payable		5.00%
Upon receipt of COFECE approval
DEBT
Consideration for right to mine			25,000,000.0
Earlier of December 1, 2022, and 12 months following the commencement of commercial production
DEBT
Consideration for right to mine	$ 15,000,000.0
At the Camino Rojo Project
DEBT
Consideration for right to mine			$ 22,800,000